Accounts Payable and Accrued Expenses (Details Narrative) - M2i Global Inc [Member] - USD ($)	9 Months Ended
	Aug. 31, 2025	Nov. 30, 2024
Accounts payables and accrued expenses	$ 1,537,279	$ 1,058,726
Increase in accounts payables and accrued expenses	$ 478,553